Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	35 Months Ended		42 Months Ended	44 Months Ended		56 Months Ended		60 Months Ended	81 Months Ended		94 Months Ended	118 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Nov. 01, 2021	Sep. 30, 2021	Apr. 12, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Dec. 18, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Dec. 03, 2014	Sep. 30, 2014
C000004723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)
Account Value	$ 26,032.37	$ 26,032.37		$ 26,032.37	$ 26,032.37		$ 26,032.37		$ 26,032.37	$ 26,032.37		$ 26,032.37	$ 26,032.37	$ 26,032.37	$ 21,656.08	$ 18,958.82		$ 22,706.51		$ 16,341.52	$ 15,578.01	$ 15,514.69		$ 12,647.81	$ 11,077.27	$ 9,632.96		$ 9,425.99
Average Annual Return, Percent	13.33%								9.50%					10.04%
C000004723 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load
Average Annual Return, Percent	20.21%								10.82%					10.69%
C000004724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class I/TMCIX)
Account Value	$ 708,473.39	708,473.39		708,473.39	708,473.39		708,473.39		$ 708,473.39	708,473.39		708,473.39	708,473.39	$ 708,473.39	587,341.23	513,169.62		613,071.99		440,326.67	418,276.84	415,691.16		337,864.52	295,326.21	256,094.19		250,000
Average Annual Return, Percent	20.62%								11.12%					10.98%
C000175204 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class R6/RSMRX)
Account Value	$ 712,158.88	712,158.88		712,158.88	712,158.88		712,158.88		$ 712,158.88	712,158.88		712,158.88	712,158.88	$ 712,158.88	590,276.15	515,335.95		615,267.08		441,509.9	419,441.83	416,587.88		338,432.19	295,619.58	256,222.28		250,000
Average Annual Return, Percent	20.65%								11.17%					11.04%
C000004738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Enterprise Fund (Class A/TETAX)— including sales load (5.75%)
Account Value	$ 17,826	17,826		17,826	17,826		17,826		$ 17,826	17,826		17,826	17,826	$ 17,826	14,522	12,893		15,567		10,359	11,620	13,133		12,298	9,749	8,604		9,427
Average Annual Return, Percent	15.68%								7.66%					5.95%
C000004738 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Enterprise Fund (Class A/TETAX) — excluding sales load
Average Annual Return, Percent	22.75%								8.93%					6.58%
C000034084 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Enterprise Fund (Class I/TETIX)
Account Value	$ 484,554	484,554		484,554	484,554		484,554		$ 484,554	484,554		484,554	484,554	$ 484,554	393,966	348,843		420,003		278,752	311,955	351,891		328,623	259,757	228,745		250,000
Average Annual Return, Percent	22.99%								9.21%					6.84%
C000004742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class A/TEEAX)— including sales load (5.75%)
Account Value	$ 17,788	17,788		17,788	17,788		17,788		$ 17,788	17,788		17,788	17,788	$ 17,788	14,610	12,332		15,285		10,686	11,213	13,282		12,552	10,834	9,098		9,425
Average Annual Return, Percent	14.79%								8.38%					5.93%
C000004742 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class A/TEEAX) — excluding sales load
Average Annual Return, Percent	21.75%								9.67%					6.56%
C000004745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class I/RCSIX)
Account Value	$ 483,777	483,777		483,777	483,777		483,777		$ 483,777	483,777		483,777	483,777	$ 483,777	396,419	333,812		412,716		287,684	301,207	355,830		335,481	288,769	241,941		250,000
Average Annual Return, Percent	22.11%								9.94%					6.82%
C000175205 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Core Fund (Class R6/RBRCX)
Account Value	$ 484,781	484,781		484,781	484,781		484,781		$ 484,781	484,781		484,781	484,781	$ 484,781	396,692	334,091		412,957		287,748	301,180	356,251		335,755	288,949	242,020		250,000
Average Annual Return, Percent	22.21%								9.99%					6.85%
C000004750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Microcap Value Fund (Class A/TMVAX)— including sales load (5.75%)
Account Value	$ 20,979	20,979		20,979	20,979		20,979		$ 20,979	20,979		20,979	20,979	$ 20,979	16,778	14,994		17,304		10,863	12,702	13,682		12,772	10,705	9,407		9,424
Average Annual Return, Percent	17.87%								9.25%					7.69%
C000004750 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Microcap Value Fund (Class A/TMVAX) — excluding sales load
Average Annual Return, Percent	25.04%								10.56%					8.33%
C000004753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Microcap Value Fund (Class I/RMVIX)
Account Value	$ 570,634	570,634		570,634	570,634		570,634		$ 570,634	570,634		570,634	570,634	$ 570,634	455,093	405,895		467,117		292,513	341,281	366,642		341,357	285,373	250,093		250,000
Average Annual Return, Percent	25.39%								10.83%					8.60%
C000074294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)
Account Value	$ 10,396	10,396		10,396	10,396		10,396		$ 10,396	10,396		10,396	10,396	$ 10,396	9,308	9,421		10,935		11,001	10,614	9,917		10,132	10,156	9,885		9,626
Average Annual Return, Percent	7.54%								(1.17%)					0.39%
C000074294 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load
Average Annual Return, Percent	11.68%								(0.41%)					0.77%
C000066097 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)
Account Value	$ 1,118,180	1,118,180		1,118,180	1,118,180		1,118,180		$ 1,118,180	1,118,180		1,118,180	1,118,180	$ 1,118,180	998,095	1,006,649		1,162,993		1,167,274	1,120,980	1,045,020		1,064,113	1,061,674	1,029,533		1,000,000
Average Annual Return, Percent	12.03%								(0.05%)					1.12%
C000210802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)
Account Value	$ 2,824	2,824		2,824	2,824		2,824		$ 2,824	2,824		2,824	2,824	$ 2,824	2,523	2,543		2,937		2,943	2,824	2,633		2,675	2,664	2,579		2,500
Average Annual Return, Percent	11.95%								0.00%					1.23%
C000102917 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)
Account Value	$ 12,190	12,190		12,190	12,190		12,190		$ 12,190	12,190		12,190	12,190	$ 12,190	10,203	8,941		11,682		11,120	11,003	9,897		10,244	9,670	8,551		9,578
Average Annual Return, Percent	14.46%								1.19%					2.17%
C000102917 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load
Average Annual Return, Percent	19.47%								2.07%					2.44%
C000102918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)
Account Value	$ 1,305,242	1,305,242		1,305,242	1,305,242		1,305,242		$ 1,305,242	1,305,242		1,305,242	1,305,242	$ 1,305,242	1,088,394	951,199		1,239,707		1,177,513	1,160,763	1,041,226		1,076,290	1,013,222	893,290		1,000,000
Average Annual Return, Percent	19.92%								2.37%					2.70%
C000176573 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)
Account Value	$ 1,313,681	1,313,681		1,313,681	1,313,681		1,313,681		$ 1,313,681	1,313,681		1,313,681	1,313,681	$ 1,313,681	1,093,846	954,965		1,244,545		1,181,367	1,165,040	1,044,270		1,078,531	1,014,234	893,737		1,000,000
Average Annual Return, Percent	20.10%								2.43%					2.77%
C000102921 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)
Account Value	$ 15,763.74	15,763.74		15,763.74	15,763.74		15,763.74		$ 15,763.74	15,763.74		15,763.74	15,763.74	$ 15,763.74	13,755.76	12,498.56		14,322.99		13,069.16	12,372.01	11,412.09		11,004.33	10,248.81	9,591.38		9,576.81
Average Annual Return, Percent	9.75%								4.07%					4.66%
C000102921 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load
Average Annual Return, Percent	14.60%								4.96%					5.11%
C000102922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class I/RGHYX)
Account Value	$ 1,688,364	1,688,364		1,688,364	1,688,364		1,688,364		$ 1,688,364	1,688,364		1,688,364	1,688,364	$ 1,688,364	1,470,404	1,332,618		1,524,201		1,387,164	1,308,326	1,204,879		1,159,164	1,074,405	1,002,835		1,000,000
Average Annual Return, Percent	14.82%								5.23%					5.38%
C000225268 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class A/RBVAX)— including sales load (5.75%)
Account Value	$ 18,094	18,094		18,094	$ 18,094		18,094		$ 18,094	18,094		18,094	18,094	$ 18,094	15,037	13,227		14,874		10,390	12,800	13,784		13,246	10,949	9,190	$ 9,425
Average Annual Return, Percent	13.42%				6.22%	[1]			5.90%
C000225268 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class A/RBVAX) — excluding sales load
Average Annual Return, Percent	20.33%				6.86%	[1]			7.17%
C000146124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class I/RSVIX)
Account Value	$ 194,854	194,854		194,854	$ 194,854		194,854		$ 194,854	194,854		194,854	$ 194,854	194,854	161,400	142,368		159,689		111,299	136,771	146,917		140,935	116,381	97,583	100,000
Average Annual Return, Percent	20.73%								7.34%				7.03% [2]
C000175206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC Small Cap Value Fund (Class R6/RRSVX)
Account Value	$ 492,707	492,707		492,707	492,707		492,707		$ 492,707	492,707		$ 492,707	$ 492,707	492,707	408,313	358,048		401,039		279,198	342,842	368,194		353,276	291,217	244,059	250,000
Average Annual Return, Percent	20.67%								7.52%			7.15% [3]
C000217811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)
Account Value	$ 10,205.01	10,205.01		10,205.01	10,205.01		$ 10,205.01		$ 10,205.01	10,205.01		$ 10,205.01	10,205.01	10,205.01	9,151.87	9,134.96		10,784.91		10,945.97	10,247.36	9,400.83	$ 9,624.64
Average Annual Return, Percent	7.32%						0.30%	[4]	(0.85%)
C000217811 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load
Average Annual Return, Percent	11.51%						0.87%	[4]	(0.08%)
C000195863 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class I/RIBIX)
Account Value	$ 1,081,985.1	1,081,985.1		1,081,985.1	1,081,985.1		$ 1,081,985.1		$ 1,081,985.1	$ 1,081,985.1		1,081,985.1	1,081,985.1	1,081,985.1	966,992.53	962,728.82		1,133,336.04		1,146,249.96	1,069,449.68	978,664.89	1,000,000
Average Annual Return, Percent	11.89%								0.23%	1.17%	[5]
C000195864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class R6/RIBRX)
Account Value	$ 10,844,120.47	10,844,120.47		10,844,120.47	10,844,120.47		10,844,120.47		$ 10,844,120.47	$ 10,844,120.47		10,844,120.47	10,844,120.47	10,844,120.47	9,697,766.18	9,650,204.97		11,354,572.34		11,488,957.1	10,704,017.66	9,790,484.12	10,000,000
Average Annual Return, Percent	11.82%								0.26%	1.20%	[6]
C000227055 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class Y/RIBYX)
Account Value	$ 4,818,095	4,818,095		$ 4,818,095	4,818,095		4,818,095		$ 4,818,095	$ 4,818,095		4,818,095	4,818,095	4,818,095	4,303,526	4,282,529		5,044,825	$ 5,000,000
Average Annual Return, Percent	11.96%			(1.06%) [7]
C000231739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)
Account Value	$ 9,683	$ 9,683		$ 9,683	9,683		9,683		9,683	9,683		9,683	9,683	9,683	8,345	8,015	$ 9,579
Average Annual Return, Percent	11.12%	(1.10%)	[8]
C000231739 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class A/RCPAX) — excluding sales load
Average Annual Return, Percent	16.03%	0.37%	[8]
C000231741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)
Account Value	$ 1,018,660	$ 1,018,660		1,018,660	1,018,660		1,018,660		1,018,660	1,018,660		1,018,660	1,018,660	1,018,660	875,843	839,405	1,000,000
Average Annual Return, Percent	16.31%	0.64%	[9]
C000231740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)
Account Value	$ 1,020,142	$ 1,020,142		1,020,142	1,020,142		1,020,142		1,020,142	1,020,142		1,020,142	1,020,142	1,020,142	876,643	839,744	1,000,000
Average Annual Return, Percent	16.37%	0.69%	[10]
C000231742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)
Account Value	$ 11,184	$ 11,184		11,184	11,184		11,184		11,184	11,184		11,184	11,184	11,184	10,096	9,320	9,579
Average Annual Return, Percent	6.08%	3.92%	[11]
C000231742 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load
Average Annual Return, Percent	10.77%	5.46%	[11]
C000231744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class I/RBSIX)
Account Value	$ 1,175,441	$ 1,175,441		1,175,441	1,175,441		1,175,441		1,175,441	1,175,441		1,175,441	1,175,441	1,175,441	1,058,801	974,991	1,000,000
Average Annual Return, Percent	11.02%	5.71%	[12]
C000231743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class R6/RBSRX)
Account Value	$ 1,177,104	$ 1,177,104		1,177,104	1,177,104		1,177,104		1,177,104	1,177,104		1,177,104	1,177,104	1,177,104	1,059,744	975,383	1,000,000
Average Annual Return, Percent	11.08%	5.76%	[13]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 35,098.02004	$ 35,098.02004		35,098.02004	$ 35,098.02004		35,098.02004		$ 35,098.02004	35,098.02004		$ 35,098.02004	$ 35,098.02004	$ 35,098.02004	25,740.82606	21,165.42947		25,039.56308		19,260.46772	16,726.55391	16,044.06124		13,606.99387	11,472.10943	9,938.548081	10,000	10,000
Average Annual Return, Percent	36.35%				13.00%				15.98%			13.00%	13.00%	13.38%
Russell Microcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Index
Account Value	$ 20,217	20,217		20,217	$ 20,217		20,217		$ 20,217	20,217		$ 20,217	$ 20,217	$ 20,217	16,222	16,444		22,668		14,073	13,474	16,036		14,110	11,534	10,165		10,000
Average Annual Return, Percent	24.63%								8.45%					7.29%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 23,210.13833	23,210.13833		23,210.13833	23,210.13833		23,210.13833		$ 23,210.13833	23,210.13833		23,210.13833	23,210.13833	$ 23,210.13833	18,310.0241	16,808.98076		21,971.87946		14,878.29554	14,820.45877	16,266.40798		14,115.47293	11,690.64788	10,124.6007		10,000
Average Annual Return, Percent	26.76%								9.39%					8.78%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,601	$ 9,601		$ 9,601	9,601		$ 9,601		$ 9,601	$ 9,601		9,601	9,601	$ 9,601	8,606	8,551	10,000	11,515.30217	$ 5,000,000	11,619.30044	10,860.69529	9,846.868896	$ 10,000	10,836.44592	10,828.59339	10,294.08007		10,000
Average Annual Return, Percent	11.57%	(1.39%)		(0.80%)			1.47%		0.33%	1.47%				1.84%
Bloomberg US Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Securitized Index
Account Value	$ 11,590	$ 11,590		$ 11,590	11,590		$ 11,590		$ 11,590	$ 11,590		11,590	11,590	$ 11,590	10,327	10,332		11,984		12,026	11,505	10,660		10,754	10,723	10,343		10,000
Average Annual Return, Percent	12.22%								0.15%					1.49%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,586	10,586		10,586	10,586		10,586		$ 10,586	10,586		10,586	10,586	$ 10,586	9,453	9,246		11,620		11,726	11,038	10,259		10,396	10,528	9,674		10,000
Average Annual Return, Percent	11.99%								(0.83%)					0.57%
JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index
Account Value	$ 13,805	13,805		13,805	13,805		13,805		$ 13,805	13,805		13,805	13,805	$ 13,805	11,640	10,581		13,974		13,391	13,220	11,849		12,081	11,548	9,938		10,000
Average Annual Return, Percent	18.60%								0.87%					3.28%
ICE BofA US High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 16,216.03127	16,216.03127		16,216.03127	16,216.03127		16,216.03127		$ 16,216.03127	16,216.03127		16,216.03127	16,216.03127	$ 16,216.03127	14,020.41781	12,723.33164		14,804.3403		13,282.207	12,983.20759	12,213.63195		11,865.05101	10,879.28175	9,643.462231		10,000
Average Annual Return, Percent	15.66%								4.55%					4.95%
ICE BofA US Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Account Value	$ 11,089	$ 11,089		11,089	11,089		11,089		$ 11,089	11,089		11,089	11,089	$ 11,089	10,496	10,040	$ 10,000
Average Annual Return, Percent	5.64%	3.61%
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 25,896.28	$ 25,896.28		25,896.28	25,896.28		25,896.28		$ 25,896.28	25,896.28		25,896.28	25,896.28	$ 25,896.28	20,683.44199	18,699.37379		26,484.42409		20,067.49338	16,265.55381	16,963.5257		13,776.99585	11,474.51958	10,335.39784		10,000
Average Annual Return, Percent	25.20%								9.75%					9.98%
Russell Microcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap Value Index
Account Value	$ 22,011.60481	22,011.60481		22,011.60481	22,011.60481		22,011.60481		$ 22,011.60481	22,011.60481		22,011.60481	22,011.60481	$ 22,011.60481	17,801.91071	17,927.7647		22,552.68236		12,754.12293	14,413.57305	16,299.49901		14,557.40893	11,539.6426	9,972.310093		$ 10,000
Average Annual Return, Percent	23.65%								8.84%					8.21%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 20,590.19998	$ 20,590.19998		$ 20,590.19998	$ 20,590.19998		$ 20,590.19998		$ 20,590.19998	$ 20,590.19998		$ 20,590.19998	$ 20,590.19998	$ 20,590.19998	$ 16,357.21729	$ 15,167.71332		$ 18,426.69671		$ 11,240.97944	$ 13,206.06635	$ 14,392.72338		$ 13,164.70887	$ 10,920.67002	$ 9,191.779249	$ 10,000
Average Annual Return, Percent	25.88%				7.63%				9.29%			7.63%	7.63%

[1]	The Fund’s Class A shares commenced operations on January 28, 2021. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.
[2]	Commenced operations on December 3, 2014.
[3]	The Fund’s Class R6 shares commenced operations on November 21, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.
[4]	The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.
[5]	Commenced operations on December 18, 2017.
[6]	Commenced operations on December 18, 2017.
[7]	The Fund’s Class Y shares commenced operations on April 12, 2021.
[8]	Commenced operations November 1, 2021.
[9]	Commenced operations November 1, 2021.
[10]	Commenced operations November 1, 2021.
[11]	Commenced operations November 1, 2021.
[12]	Commenced operations November 1, 2021.
[13]	Commenced operations November 1, 2021.